March 31, 2025
2025 Quarterly Report (Unaudited)

iShares MSCI EAFE International Index Fund (MF_INTL)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.6%
ANZ Group Holdings Ltd.	1,868,973	$ 34,219,157
APA Group(a)	819,377	4,059,009
Aristocrat Leisure Ltd.	354,138	14,322,447
ASX Ltd.	122,342	5,014,028
BHP Group Ltd., Class DI	3,182,547	77,218,577
BlueScope Steel Ltd.	273,160	3,658,689
Brambles Ltd.	867,366	10,957,624
CAR Group Ltd.	236,139	4,706,390
Cochlear Ltd.	41,223	6,793,919
Coles Group Ltd.	843,415	10,324,031
Commonwealth Bank of Australia	1,049,660	99,816,189
Computershare Ltd.	330,142	8,137,676
Fortescue Ltd	1,058,593	10,246,152
Glencore PLC	6,504,845	23,808,556
Goodman Group	1,273,921	22,862,583
GPT Group	1,185,605	3,251,882
Insurance Australia Group Ltd.	1,474,465	7,172,595
Lottery Corp. Ltd.	1,405,132	4,204,165
Macquarie Group Ltd.	226,910	28,238,171
Medibank Pvt Ltd.	1,718,712	4,803,528
National Australia Bank Ltd.	1,928,963	41,489,451
Northern Star Resources Ltd.	721,873	8,334,148
Origin Energy Ltd.	1,087,042	7,193,354
Pro Medicus Ltd.	35,812	4,532,919
Qantas Airways Ltd.	465,812	2,655,658
QBE Insurance Group Ltd.	944,249	13,046,837
REA Group Ltd.	33,476	4,644,612
Reece Ltd.	144,884	1,437,558
Rio Tinto Ltd.	232,841	16,894,901
Rio Tinto PLC	707,293	42,444,780
Santos Ltd.	2,023,507	8,479,384
Scentre Group	3,240,920	6,857,119
SGH Ltd.	126,546	3,972,382
Sonic Healthcare Ltd.	286,649	4,654,281
South32 Ltd.	2,818,526	5,678,032
Stockland	1,511,608	4,664,150
Suncorp Group Ltd.	677,470	8,205,292
Telstra Group Ltd.	2,551,499	6,740,513
Transurban Group(a)	1,946,968	16,398,692
Treasury Wine Estates Ltd.	513,609	3,149,055
Vicinity Ltd.	2,392,146	3,312,384
Washington H Soul Pattinson & Co. Ltd.	147,273	3,208,826
Wesfarmers Ltd.	711,778	32,267,709
Westpac Banking Corp.	2,153,145	42,906,689
WiseTech Global Ltd.	116,534	6,009,427
Woodside Energy Group Ltd.	1,190,969	17,302,308
Woolworths Group Ltd.	766,230	14,226,846
		714,522,675
Austria — 0.2%
Erste Group Bank AG	193,118	13,358,176
Mondi PLC	274,601	4,096,282
OMV AG	91,751	4,724,842
Verbund AG	43,826	3,101,613
		25,280,913
Belgium — 0.8%
Ageas SA/NV	94,873	5,687,001
Anheuser-Busch InBev SA	563,136	34,622,398
D’ieteren Group	13,271	2,286,075
Groupe Bruxelles Lambert NV	51,620	3,851,812
Security	Shares	Value
Belgium (continued)
KBC Group NV	144,045	$ 13,128,770
Lotus Bakeries NV	258	2,293,631
Sofina SA	9,751	2,497,219
Syensqo SA	45,445	3,101,282
UCB SA	79,301	13,962,098
		81,430,286
Brazil — 0.0%
Yara International ASA	102,355	3,087,591
Chile — 0.1%
Antofagasta PLC	248,828	5,417,367
China — 0.6%
BOC Hong Kong Holdings Ltd.	2,318,034	9,385,537
Prosus NV	858,065	39,864,954
SITC International Holdings Co. Ltd.	858,000	2,332,046
Wharf Holdings Ltd.	676,426	1,606,430
Wilmar International Ltd.	1,222,383	3,031,073
Yangzijiang Shipbuilding Holdings Ltd.	1,644,200	2,885,616
		59,105,656
Denmark — 2.4%
AP Moller - Maersk A/S, Class A	1,809	3,098,834
AP Moller - Maersk A/S, Class B	2,848	4,956,740
Carlsberg A/S, Class B	60,185	7,618,080
Coloplast A/S, Class B	79,490	8,337,195
Danske Bank A/S	432,636	14,160,780
Demant A/S(b)	55,861	1,877,266
DSV A/S	128,194	24,790,290
Genmab A/S(b)	39,154	7,627,992
Novo Nordisk A/S, Class B	2,020,098	138,130,860
Novonesis (Novozymes) B, Class B	221,021	12,869,272
Orsted A/S(b)(c)	104,745	4,574,329
Pandora A/S	51,142	7,838,085
ROCKWOOL A/S, B Shares	5,852	2,425,700
Tryg A/S	211,657	5,034,993
Vestas Wind Systems A/S(b)	635,838	8,796,497
Zealand Pharma A/S(b)	40,479	3,039,749
		255,176,662
Finland — 1.0%
Elisa OYJ	90,050	4,389,486
Fortum OYJ	284,597	4,660,416
Kesko OYJ, Class B	171,797	3,511,605
Kone OYJ, Class B	214,017	11,808,523
Metso OYJ	386,951	4,011,994
Neste OYJ	259,866	2,403,560
Nokia OYJ	3,340,396	17,593,165
Nordea Bank Abp	1,977,288	25,290,388
Orion OYJ, Class B	68,035	4,041,070
Sampo OYJ, A Shares	1,518,680	14,553,763
Stora Enso OYJ, Class R	366,841	3,476,283
UPM-Kymmene OYJ	332,541	8,921,506
Wartsila OYJ Abp	314,827	5,617,597
		110,279,356
France — 9.7%
Accor SA	121,278	5,530,912
Aeroports de Paris SA	21,913	2,230,815
Air Liquide SA	362,707	68,894,406
Airbus SE	372,713	65,629,392
Alstom SA(b)	215,088	4,764,342
Amundi SA(c)	38,504	3,016,610
Arkema SA	35,280	2,701,429

Schedule of Investments (unaudited)(continued)
March 31, 2025
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
AXA SA	1,111,366	$ 47,483,928
BioMerieux	25,963	3,209,238
BNP Paribas SA	638,359	53,353,611
Bollore SE	453,731	2,658,134
Bouygues SA	118,178	4,658,614
Bureau Veritas SA	197,867	6,003,297
Capgemini SE	96,728	14,534,158
Carrefour SA	338,085	4,835,258
Cie de Saint-Gobain SA	281,722	28,064,229
Cie Generale des Etablissements Michelin SCA	420,537	14,780,426
Covivio SA/France	35,694	1,998,033
Credit Agricole SA	667,839	12,159,371
Danone SA	404,930	30,971,157
Dassault Aviation SA	12,397	4,087,611
Dassault Systemes SE	419,759	15,981,355
Edenred SE	152,791	4,965,166
Eiffage SA	43,284	5,039,502
Engie SA	1,145,629	22,323,513
EssilorLuxottica SA	186,528	53,751,487
Eurazeo SE	26,596	1,969,617
FDJ UNITED(c)	64,892	2,041,895
Gecina SA	29,191	2,739,094
Getlink SE	188,626	3,257,736
Hermes International SCA	19,865	52,267,159
Ipsen SA	23,399	2,695,109
Kering SA	46,652	9,705,492
Klepierre SA	133,806	4,478,714
Legrand SA	164,491	17,420,168
L’Oreal SA	150,814	56,056,458
LVMH Moet Hennessy Louis Vuitton SE	172,609	106,892,982
Orange SA	1,171,321	15,173,447
Pernod Ricard SA	126,724	12,519,393
Publicis Groupe SA	143,563	13,544,966
Renault SA	121,606	6,160,133
Rexel SA	141,588	3,815,928
Safran SA	225,861	59,465,429
Sartorius Stedim Biotech	18,424	3,650,106
Societe Generale SA	451,791	20,382,047
Sodexo SA	54,860	3,523,614
Teleperformance SE	33,588	3,377,310
Thales SA	58,129	15,451,929
TotalEnergies SE	1,353,526	87,211,641
Unibail-Rodamco-Westfield	76,100	6,416,022
Veolia Environnement SA	441,338	15,178,404
Vinci SA	310,197	39,103,467
		1,048,124,254
Germany — 9.6%
adidas AG	107,258	25,297,913
Allianz SE, Registered Shares	242,219	92,699,531
BASF SE	559,824	28,063,313
Bayer AG, Registered Shares	616,214	14,771,842
Bayerische Motoren Werke AG	181,835	14,662,679
Beiersdorf AG	62,567	8,082,647
Brenntag SE, Class N	77,496	5,023,102
Commerzbank AG	594,456	13,604,101
Continental AG	68,677	4,843,087
Covestro AG(b)	113,313	7,278,003
CTS Eventim AG & Co. KGaA	38,738	3,886,282
Daimler Truck Holding AG	298,014	12,072,416
Deutsche Bank AG, Class N, Registered Shares	1,159,888	27,648,414
Deutsche Boerse AG, Class N	118,109	34,849,193
Security	Shares	Value
Germany (continued)
Deutsche Lufthansa AG, Registered Shares	383,134	$ 2,791,599
Deutsche Post AG, Class N, Registered Shares	602,149	25,852,217
Deutsche Telekom AG, Registered Shares	2,189,390	80,832,205
E.ON SE, Class N	1,408,227	21,256,809
Evonik Industries AG	159,099	3,449,105
Fresenius Medical Care AG	127,864	6,362,510
Fresenius SE & Co. KGaA(b)	264,262	11,282,303
GEA Group AG	97,111	5,903,269
Hannover Rueck SE, Class N	38,041	11,338,405
Heidelberg Materials AG	85,650	14,764,134
Henkel AG & Co. KGaA	65,018	4,684,276
Infineon Technologies AG, Class N	819,124	27,305,394
Knorr-Bremse AG	45,956	4,182,217
LEG Immobilien SE	47,096	3,329,010
Mercedes-Benz Group AG, Class N	452,978	26,758,162
Merck KGaA	80,872	11,128,784
MTU Aero Engines AG	33,661	11,696,271
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	83,900	53,001,365
Nemetschek SE	36,615	4,268,429
Puma SE	66,794	1,629,255
Rational AG	3,189	2,656,934
Rheinmetall AG	27,322	39,095,659
RWE AG	396,581	14,159,732
SAP SE	654,981	175,501,895
Scout24 SE(c)	46,608	4,880,902
Siemens AG, Class N, Registered Shares	476,701	110,092,292
Siemens Energy AG(b)	401,086	23,777,167
Siemens Healthineers AG(c)	176,161	9,503,944
Symrise AG	82,824	8,586,695
Talanx AG(b)	40,835	4,294,870
Vonovia SE	464,513	12,500,183
Zalando SE(b)(c)	141,950	4,923,577
		1,034,572,092
Hong Kong — 1.8%
AIA Group Ltd.	6,769,683	51,245,602
CK Asset Holdings Ltd.	1,219,089	4,932,375
CK Infrastructure Holdings Ltd.	405,344	2,426,973
CLP Holdings Ltd.	1,035,761	8,431,901
Futu Holdings Ltd., ADR	35,180	3,600,673
Hang Seng Bank Ltd.	472,348	6,432,813
Henderson Land Development Co. Ltd.	925,774	2,662,793
HKT Trust & HKT Ltd., Class SS	2,416,417	3,228,142
Hong Kong & China Gas Co. Ltd.	6,954,383	5,984,763
Hong Kong Exchanges & Clearing Ltd.	757,143	33,680,904
Hongkong Land Holdings Ltd.	707,193	3,055,074
Jardine Matheson Holdings Ltd.	100,486	4,243,800
Link REIT	1,653,891	7,750,413
MTR Corp. Ltd.	984,533	3,225,486
Power Assets Holdings Ltd.	879,618	5,267,639
Prudential PLC	1,661,856	17,933,112
Sino Land Co. Ltd.	2,569,975	2,572,634
Sun Hung Kai Properties Ltd.	916,088	8,728,164
Swire Pacific Ltd., Class A	257,700	2,271,841
Techtronic Industries Co. Ltd.	861,131	10,320,031
WH Group Ltd.(c)	5,196,107	4,771,084
Wharf Real Estate Investment Co. Ltd.	1,053,245	2,557,410
		195,323,627
Ireland — 0.4%
AerCap Holdings NV	121,610	12,424,894
AIB Group PLC	1,305,649	8,433,462
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ireland (continued)
Bank of Ireland Group PLC	633,295	$ 7,482,578
Kerry Group PLC, Class A	93,433	9,783,810
Kingspan Group PLC	97,484	7,874,581
		45,999,325
Israel — 0.8%
Azrieli Group Ltd.	27,296	1,842,317
Bank Hapoalim BM	784,298	10,635,881
Bank Leumi Le-Israel BM	936,164	12,606,927
Check Point Software Technologies Ltd.(b)	55,519	12,653,890
Elbit Systems Ltd.	16,812	6,447,375
Global-e Online Ltd.(b)	63,223	2,253,900
ICL Group Ltd.	497,285	2,824,124
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	766,917	5,342,435
Mizrahi Tefahot Bank Ltd.	98,124	4,412,966
Nice Ltd.(b)	39,720	6,131,176
Nova Ltd.(b)	18,660	3,464,373
Teva Pharmaceutical Industries Ltd., ADR(b)	704,223	10,823,908
Wix.com Ltd.(b)	33,357	5,449,867
		84,889,142
Italy — 2.9%
Amplifon SpA	77,173	1,566,692
Banco BPM SpA	807,824	8,220,442
BPER Banca SpA	630,714	4,950,910
Coca-Cola HBC AG, Class DI	136,911	6,200,663
Davide Campari-Milano NV	396,556	2,330,931
DiaSorin SpA	13,783	1,368,812
Enel SpA	5,101,548	41,355,718
Eni SpA	1,339,104	20,711,270
Ferrari NV	79,064	33,765,093
FinecoBank Banca Fineco SpA	381,481	7,555,832
Generali	590,641	20,748,672
Infrastrutture Wireless Italiane SpA(c)	205,806	2,178,647
Intesa Sanpaolo SpA	9,492,078	48,918,986
Leonardo SpA	253,912	12,365,212
Mediobanca Banca di Credito Finanziario SpA	316,626	5,939,166
Moncler SpA	147,078	9,059,570
Nexi SpA(b)(c)	308,278	1,644,198
Poste Italiane SpA(c)	283,844	5,063,862
Prysmian SpA	176,095	9,693,499
Recordati Industria Chimica e Farmaceutica SpA	71,589	4,056,795
Snam SpA	1,255,956	6,511,921
Telecom Italia SpA/Milano(b)	6,095,856	2,059,175
Terna - Rete Elettrica Nazionale	887,804	8,023,325
UniCredit SpA	875,800	49,160,480
Unipol Assicurazioni SpA	226,360	3,623,552
		317,073,423
Japan — 21.6%
Advantest Corp.	480,600	21,423,445
Aeon Co. Ltd.	408,746	10,251,318
AGC, Inc.	123,948	3,773,317
Aisin Corp.	326,238	3,563,462
Ajinomoto Co., Inc.	572,308	11,330,387
ANA Holdings, Inc.	97,811	1,805,467
Asahi Group Holdings Ltd.	908,106	11,602,478
Asahi Kasei Corp.	791,468	5,548,710
Asics Corp.	406,700	8,625,115
Astellas Pharma, Inc.	1,135,043	11,049,081
Bandai Namco Holdings, Inc.	372,612	12,500,183
Bridgestone Corp.	358,141	14,387,532
Canon, Inc.	585,648	18,262,355
Security	Shares	Value
Japan (continued)
Capcom Co. Ltd.	216,300	$ 5,338,618
Central Japan Railway Co.	484,100	9,233,789
Chiba Bank Ltd.	354,870	3,359,072
Chubu Electric Power Co., Inc.	406,511	4,407,483
Chugai Pharmaceutical Co. Ltd.	421,230	19,297,196
Concordia Financial Group Ltd.	664,670	4,412,761
Dai Nippon Printing Co. Ltd.	240,136	3,418,920
Daifuku Co. Ltd.	204,428	5,025,146
Dai-ichi Life Holdings, Inc.	2,270,800	17,338,748
Daiichi Sankyo Co. Ltd.	1,099,162	26,175,299
Daikin Industries Ltd.	165,468	17,956,357
Daito Trust Construction Co. Ltd.	37,070	3,793,158
Daiwa House Industry Co. Ltd.	351,576	11,628,209
Daiwa Securities Group, Inc.	841,752	5,667,723
Denso Corp.	1,186,860	14,724,862
Dentsu Group, Inc.	123,382	2,724,841
Disco Corp.	57,777	11,799,310
East Japan Railway Co.	568,732	11,210,025
Eisai Co. Ltd.	163,815	4,560,158
ENEOS Holdings, Inc.	1,708,863	9,012,557
FANUC Corp.	593,155	16,160,948
Fast Retailing Co. Ltd.	119,723	35,640,491
Fuji Electric Co. Ltd.	85,194	3,642,022
FUJIFILM Holdings Corp.	702,224	13,453,886
Fujikura Ltd.	157,200	5,821,882
Fujitsu Ltd.	1,104,240	21,975,352
Hankyu Hanshin Holdings, Inc.	144,763	3,895,179
Hikari Tsushin, Inc.	11,006	2,840,586
Hitachi Ltd.	2,908,265	68,284,325
Honda Motor Co. Ltd.	2,815,005	25,474,592
Hoshizaki Corp.	68,730	2,660,443
Hoya Corp.	218,478	24,657,076
Hulic Co. Ltd.	282,967	2,716,259
Idemitsu Kosan Co. Ltd.	574,000	4,060,068
Inpex Corp.	556,100	7,713,548
Isuzu Motors Ltd.	351,782	4,783,387
ITOCHU Corp.	745,573	34,611,696
Japan Airlines Co. Ltd.	92,162	1,578,674
Japan Exchange Group, Inc.	626,172	6,443,888
Japan Post Bank Co. Ltd.	1,134,600	11,520,248
Japan Post Holdings Co. Ltd.	1,206,629	12,099,373
Japan Post Insurance Co. Ltd.	121,200	2,470,051
Japan Tobacco, Inc.	752,641	20,687,183
JFE Holdings, Inc.	358,912	4,406,186
Kajima Corp.	248,577	5,084,746
Kansai Electric Power Co., Inc.	595,751	7,070,386
Kao Corp.	292,207	12,648,681
Kawasaki Kisen Kaisha Ltd.	234,800	3,191,493
KDDI Corp.	1,924,750	30,402,689
Keyence Corp.	122,080	48,003,060
Kikkoman Corp.	428,520	4,133,794
Kirin Holdings Co. Ltd.	486,855	6,745,940
Kobe Bussan Co. Ltd.	94,000	2,188,547
Komatsu Ltd.	566,654	16,593,400
Konami Group Corp.	62,699	7,403,642
Kubota Corp.	615,389	7,604,608
Kyocera Corp.	808,600	9,133,162
Kyowa Kirin Co. Ltd.	147,097	2,147,124
Lasertec Corp.	50,600	4,349,088
LY Corp.	1,787,227	6,051,832
M3, Inc.(b)	272,713	3,115,320
Makita Corp.	148,239	4,911,673
Marubeni Corp.	885,464	14,204,439

Schedule of Investments (unaudited)(continued)
March 31, 2025
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
MatsukiyoCocokara & Co.	208,100	$ 3,255,515
MEIJI Holdings Co. Ltd.	148,268	3,212,687
MINEBEA MITSUMI, Inc.	229,808	3,358,989
Mitsubishi Chemical Group Corp.	854,809	4,224,023
Mitsubishi Corp.	2,144,591	37,862,237
Mitsubishi Electric Corp.	1,192,921	22,000,168
Mitsubishi Estate Co. Ltd.	664,082	10,855,037
Mitsubishi HC Capital, Inc.	546,373	3,702,446
Mitsubishi Heavy Industries Ltd.	2,010,250	34,523,196
Mitsubishi UFJ Financial Group, Inc.	7,190,870	98,038,977
Mitsui & Co. Ltd.	1,583,100	29,846,533
Mitsui Fudosan Co. Ltd.	1,657,860	14,846,260
Mitsui OSK Lines Ltd.	216,800	7,548,367
Mizuho Financial Group, Inc.	1,513,051	41,523,731
MonotaRO Co. Ltd.	158,600	2,962,764
MS&AD Insurance Group Holdings, Inc.	806,972	17,549,898
Murata Manufacturing Co. Ltd.	1,046,575	16,143,363
NEC Corp.	770,370	16,409,438
Nexon Co. Ltd.	213,048	2,917,979
NIDEC Corp.	525,740	8,823,116
Nintendo Co. Ltd.	692,420	47,069,120
Nippon Building Fund, Inc.	4,758	4,041,397
Nippon Paint Holdings Co. Ltd.	599,980	4,505,579
Nippon Sanso Holdings Corp.	109,693	3,327,490
Nippon Steel Corp.	606,656	12,983,086
Nippon Telegraph & Telephone Corp.	18,742,900	18,114,476
Nippon Yusen KK	274,066	9,057,359
Nissan Motor Co. Ltd.(d)	1,404,515	3,602,124
Nissin Foods Holdings Co. Ltd.	123,723	2,525,231
Nitori Holdings Co. Ltd.	49,723	4,864,866
Nitto Denko Corp.	441,830	8,172,336
Nomura Holdings, Inc.	1,883,518	11,606,084
Nomura Research Institute Ltd.	236,563	7,700,682
NTT Data Group Corp.	394,417	7,144,881
Obayashi Corp.	405,534	5,409,961
Obic Co. Ltd.	201,270	5,803,220
Olympus Corp.	698,412	9,142,717
Omron Corp.	110,928	3,132,239
Ono Pharmaceutical Co. Ltd.	236,631	2,545,828
Oracle Corp. Japan	24,335	2,560,851
Oriental Land Co. Ltd./Japan	677,620	13,363,155
ORIX Corp.	724,000	15,116,324
Osaka Gas Co. Ltd.	228,708	5,175,046
Otsuka Corp.	144,264	3,123,518
Otsuka Holdings Co. Ltd.	276,955	14,432,123
Pan Pacific International Holdings Corp.	237,336	6,519,229
Panasonic Holdings Corp.	1,462,557	17,447,570
Rakuten Group, Inc.(b)	936,100	5,370,372
Recruit Holdings Co. Ltd.	879,594	45,572,844
Renesas Electronics Corp.	1,056,008	14,163,866
Resona Holdings, Inc.	1,311,599	11,452,626
Ricoh Co. Ltd.	326,881	3,457,796
SBI Holdings, Inc.	172,797	4,666,025
SCREEN Holdings Co. Ltd.	50,700	3,307,742
SCSK Corp.	99,000	2,448,040
Secom Co. Ltd.	263,114	8,961,424
Seiko Epson Corp.	182,703	2,927,002
Sekisui Chemical Co. Ltd.	239,178	4,079,376
Sekisui House Ltd.	375,899	8,413,416
Seven & i Holdings Co. Ltd.	1,388,577	20,107,838
SG Holdings Co. Ltd.	199,804	1,992,626
Shimadzu Corp.	146,763	3,665,940
Security	Shares	Value
Japan (continued)
Shimano, Inc.	47,470	$ 6,665,405
Shin-Etsu Chemical Co. Ltd.	1,120,530	31,974,488
Shionogi & Co. Ltd.	472,263	7,128,673
Shiseido Co. Ltd.	253,278	4,803,397
SMC Corp.	35,941	12,861,262
SoftBank Corp.	17,949,600	25,039,249
SoftBank Group Corp.	599,300	30,654,134
Sompo Holdings, Inc.	559,126	17,026,044
Sony Group Corp.	3,857,440	97,604,761
Subaru Corp.	364,946	6,535,872
Sumitomo Corp.	683,640	15,599,191
Sumitomo Electric Industries Ltd.	446,580	7,453,382
Sumitomo Metal Mining Co. Ltd.	153,615	3,357,843
Sumitomo Mitsui Financial Group, Inc.	2,338,581	60,135,699
Sumitomo Mitsui Trust Group, Inc.	406,052	10,220,846
Sumitomo Realty & Development Co. Ltd.	194,149	7,294,854
Suntory Beverage & Food Ltd.	88,240	2,911,185
Suzuki Motor Corp.	985,776	12,100,515
Sysmex Corp.	314,466	6,003,159
T&D Holdings, Inc.	309,006	6,613,665
Taisei Corp.	102,310	4,553,976
Takeda Pharmaceutical Co. Ltd.	997,908	29,576,768
TDK Corp.	1,219,270	12,776,834
Terumo Corp.	835,812	15,726,656
TIS, Inc.	134,500	3,722,003
Toho Co. Ltd.	70,782	3,517,139
Tokio Marine Holdings, Inc.	1,116,561	43,437,357
Tokyo Electron Ltd.	281,079	38,545,074
Tokyo Gas Co. Ltd.	219,855	6,993,722
Tokyo Metro Co. Ltd.	185,100	2,249,354
Tokyu Corp.	329,065	3,704,628
TOPPAN Holdings, Inc.	151,300	4,136,129
Toray Industries, Inc.	866,914	5,924,417
Toyota Industries Corp.	102,700	8,783,644
Toyota Motor Corp.	5,944,345	105,079,962
Toyota Tsusho Corp.	400,243	6,743,235
Trend Micro, Inc./Japan	79,434	5,362,425
Unicharm Corp.	698,906	5,566,633
West Japan Railway Co.	280,280	5,467,550
Yakult Honsha Co. Ltd.	162,664	3,095,246
Yamaha Motor Co. Ltd.	584,581	4,680,340
Yaskawa Electric Corp.(d)	140,345	3,516,778
Yokogawa Electric Corp.	144,463	2,819,339
Zensho Holdings Co. Ltd.	61,100	3,294,779
ZOZO, Inc.	256,653	2,458,171
		2,330,181,981
Jordan — 0.0%
Hikma Pharmaceuticals PLC	103,655	2,618,540
Luxembourg — 0.2%
ArcelorMittal SA(b)	295,377	8,532,424
CVC Capital Partners PLC(b)(c)	135,654	2,691,143
Eurofins Scientific SE	85,282	4,549,172
		15,772,739
Macau — 0.1%
Galaxy Entertainment Group Ltd.	1,369,058	5,350,258
Sands China Ltd.(b)	1,496,860	3,002,825
		8,353,083
Netherlands — 3.9%
ABN AMRO Bank NV(c)	287,193	6,051,551
Adyen NV(b)(c)	13,824	21,189,360
Aegon Ltd.	834,047	5,477,877
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
Akzo Nobel NV	107,187	$ 6,601,184
Argenx SE(b)	37,865	22,343,972
ASM International NV	29,393	13,394,183
ASML Holding NV	247,026	163,475,162
ASR Nederland NV	98,612	5,668,966
BE Semiconductor Industries NV	50,793	5,308,193
Euronext NV(c)	49,253	7,148,186
EXOR NV	62,319	5,659,381
Heineken Holding NV	81,651	5,909,383
Heineken NV	180,664	14,731,400
IMCD NV	37,002	4,924,281
ING Groep NV	1,974,166	38,676,472
JDE Peet’s NV	108,655	2,375,580
Koninklijke Ahold Delhaize NV	577,369	21,567,636
Koninklijke KPN NV	2,428,083	10,284,520
Koninklijke Philips NV(b)	501,131	12,757,847
NN Group NV	168,388	9,370,072
Randstad NV	68,486	2,846,706
Universal Music Group NV	516,328	14,257,362
Wolters Kluwer NV	149,607	23,293,236
		423,312,510
New Zealand — 0.3%
Auckland International Airport Ltd.	1,063,926	4,935,038
Contact Energy Ltd.	500,058	2,603,776
Fisher & Paykel Healthcare Corp. Ltd.	364,628	6,958,698
Infratil Ltd.	578,817	3,411,110
Meridian Energy Ltd.	826,196	2,626,807
Xero Ltd.(b)	90,580	8,853,609
		29,389,038
Norway — 0.6%
Aker BP ASA	196,658	4,662,576
DNB Bank ASA	561,704	14,779,928
Equinor ASA	524,376	13,848,102
Gjensidige Forsikring ASA	127,616	2,933,032
Kongsberg Gruppen ASA	54,804	8,035,096
Mowi ASA	292,569	5,423,462
Norsk Hydro ASA	889,421	5,141,733
Orkla ASA	436,792	4,790,071
Salmar ASA	41,768	2,008,063
Telenor ASA	385,034	5,501,738
		67,123,801
Poland — 0.0%
InPost SA(b)	144,826	2,125,505
Portugal — 0.2%
Banco Espirito Santo SA, Class N, Registered Shares(e)	47,542	1
EDP SA	1,999,996	6,729,996
Galp Energia SGPS SA	263,248	4,612,103
Jeronimo Martins SGPS SA	176,770	3,746,370
		15,088,470
Singapore — 1.7%
CapitaLand Ascendas REIT	2,343,975	4,631,327
CapitaLand Integrated Commercial Trust	3,659,101	5,686,064
CapitaLand Investment Ltd./Singapore	1,488,130	3,009,747
DBS Group Holdings Ltd.	1,249,769	42,918,710
Genting Singapore Ltd.	3,925,825	2,178,405
Grab Holdings Ltd., Class A(b)	1,445,911	6,549,977
Keppel Ltd.	921,942	4,702,753
Oversea-Chinese Banking Corp. Ltd.	2,122,087	27,196,713
Sea Ltd., ADR(b)	229,734	29,977,990
Security	Shares	Value
Singapore (continued)
Sembcorp Industries Ltd.	566,800	$ 2,652,574
Singapore Airlines Ltd.	932,999	4,699,961
Singapore Exchange Ltd.	505,926	5,008,682
Singapore Technologies Engineering Ltd.	985,179	4,947,720
Singapore Telecommunications Ltd.	4,661,346	11,822,812
STMicroelectronics NV	425,980	9,340,687
United Overseas Bank Ltd.	792,405	22,358,903
		187,683,025
South Africa — 0.2%
Anglo American PLC	797,032	22,339,496
South Korea — 0.0%
Delivery Hero SE(b)(c)	118,087	2,831,444
Spain — 3.0%
Acciona SA	15,773	2,064,412
ACS Actividades de Construccion y Servicios SA	113,311	6,485,154
Aena SME SA(c)	47,157	11,063,217
Amadeus IT Group SA	283,584	21,717,707
Banco Bilbao Vizcaya Argentaria SA	3,614,956	49,335,360
Banco de Sabadell SA	3,409,287	9,572,099
Banco Santander SA	9,504,229	64,029,126
CaixaBank SA	2,485,709	19,363,003
Cellnex Telecom SA(c)	334,900	11,905,270
EDP Renovaveis SA	203,695	1,697,092
Endesa SA	200,420	5,309,495
Grifols SA , Class A(b)	189,740	1,689,244
Iberdrola SA	3,654,657	59,015,673
Industria de Diseno Textil SA	684,209	34,068,041
Redeia Corp. SA	180,542	3,623,707
Repsol SA	729,181	9,681,717
Telefonica SA	2,494,707	11,758,499
		322,378,816
Sweden — 3.2%
AddTech AB, B Shares	161,764	4,737,670
Alfa Laval AB	182,081	7,806,743
Assa Abloy AB, Class B	628,680	18,873,752
Atlas Copco AB, Class A	1,684,801	26,912,048
Atlas Copco AB, Class B	979,042	13,767,402
Beijer Ref AB, Class B	244,184	3,435,017
Boliden AB	170,590	5,597,508
Epiroc AB, Class A	414,576	8,347,209
Epiroc AB, Class B	242,993	4,279,902
EQT AB	234,580	7,153,054
Essity AB, Class B	381,718	10,845,070
Evolution AB(c)	98,984	7,375,215
Fastighets AB Balder, Class B(b)	442,636	2,769,833
H&M Hennes & Mauritz AB, B Shares	353,038	4,656,598
Hexagon AB, Class B	1,302,447	13,922,851
Holmen AB, Class B	48,563	1,923,137
Industrivarden AB, C Shares	96,473	3,544,143
Industrivarden AB, Class A	75,207	2,763,254
Indutrade AB	169,920	4,708,802
Investment AB Latour, Class B	94,422	2,570,162
Investor AB, Class B	1,085,649	32,378,480
L E Lundbergforetagen AB, Class B	48,228	2,416,570
Lifco AB, Class B	145,231	5,151,894
Nibe Industrier AB, Class B	958,793	3,646,774
Saab AB, Class B	199,567	7,846,858
Sagax AB, Class B	135,209	2,836,813
Sandvik AB	668,779	14,065,415
Securitas AB, Class B	306,822	4,341,828
Skandinaviska Enskilda Banken AB, Class A	995,348	16,374,729

Schedule of Investments (unaudited)(continued)
March 31, 2025
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Skanska AB, B Shares	215,160	$ 4,748,804
SKF AB, B Shares	214,117	4,337,702
Svenska Cellulosa AB SCA, Class B	381,358	5,031,709
Svenska Handelsbanken AB, Class A, A Shares	914,880	10,339,529
Swedbank AB, A Shares	532,528	12,128,042
Swedish Orphan Biovitrum AB(b)	123,875	3,549,786
Tele2 AB, B Shares	339,245	4,574,769
Telefonaktiebolaget LM Ericsson, B Shares	1,746,247	13,587,113
Telia Co. AB	1,488,965	5,375,608
Trelleborg AB, Class B	134,492	5,001,975
Volvo AB, Class B	996,348	29,231,203
		342,954,971
Switzerland — 6.4%
ABB Ltd., Registered Shares	991,992	51,184,730
Alcon AG	313,431	29,739,901
Avolta AG, Class N, Registered Shares	55,468	2,429,749
Baloise Holding AG, Class N, Registered Shares	26,007	5,458,222
Banque Cantonale Vaudoise, Registered Shares	19,123	2,089,618
Barry Callebaut AG, Class N, Registered Shares	2,276	3,014,364
BKW AG	13,224	2,312,931
Chocoladefabriken Lindt & Spruengli AG	584	7,895,350
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	67	8,792,133
Cie Financiere Richemont SA, Class A, Registered Shares	337,192	58,862,188
DSM-Firmenich AG	116,389	11,522,285
EMS-Chemie Holding AG, Registered Shares	4,440	3,025,096
Galderma Group AG(b)	60,023	6,348,313
Geberit AG, Registered Shares	20,968	13,136,169
Givaudan SA, Class N, Registered Shares	5,792	24,864,944
Helvetia Holding AG, Registered Shares	23,496	4,873,350
Julius Baer Group Ltd., Class N	129,098	8,948,558
Kuehne and Nagel International AG, Registered Shares	30,375	7,014,522
Logitech International SA, Registered Shares	95,212	8,067,807
Lonza Group AG, Registered Shares	45,303	27,986,821
Novartis AG, Registered Shares	1,236,248	137,309,817
Partners Group Holding AG	14,235	20,259,278
Sandoz Group AG	261,491	10,965,373
Schindler Holding AG	25,636	8,034,620
Schindler Holding AG, Class N, Registered Shares	14,724	4,462,143
SGS SA, Registered Shares	94,673	9,433,094
SIG Group AG	192,922	3,567,006
Sika AG, Registered Shares	95,626	23,292,982
Sonova Holding AG, Registered Shares	31,659	9,243,805
Straumann Holding AG, Registered Shares	70,324	8,513,701
Swatch Group AG	17,916	3,089,553
Swiss Life Holding AG, Class N, Registered Shares	18,019	16,438,904
Swiss Prime Site AG, Registered Shares	48,424	5,942,502
Swisscom AG, Class N, Registered Shares	16,164	9,314,531
Temenos AG, Class N, Registered Shares	36,060	2,799,773
UBS Group AG, Registered Shares	2,062,978	63,363,531
VAT Group AG(c)	16,822	6,063,689
Zurich Insurance Group AG	91,800	64,077,132
		693,738,485
United Arab Emirates — 0.0%
NMC Health PLC(b)(e)	45,379	1
United Kingdom — 11.3%
3i Group PLC	610,548	28,708,335
Admiral Group PLC	162,215	5,988,990
Ashtead Group PLC	272,890	14,754,274
Security	Shares	Value
United Kingdom (continued)
Associated British Foods PLC	206,611	$ 5,122,167
AstraZeneca PLC	972,563	142,815,672
Auto Trader Group PLC(c)	555,440	5,370,887
Aviva PLC	1,665,832	12,005,802
BAE Systems PLC	1,887,904	38,121,451
Barclays PLC	9,044,531	34,007,724
Barratt Redrow PLC	871,961	4,796,522
British American Tobacco PLC	1,246,612	51,141,433
BT Group PLC	4,050,664	8,688,502
Bunzl PLC	206,051	7,926,037
Centrica PLC	3,203,991	6,203,726
CK Hutchison Holdings Ltd.	1,680,117	9,470,711
Coca-Cola Europacific Partners PLC	129,943	11,308,939
Compass Group PLC	1,064,694	35,216,109
Croda International PLC	84,343	3,204,331
DCC PLC	62,555	4,180,664
Diageo PLC	1,395,705	36,473,434
Entain PLC	381,276	2,880,703
Halma PLC	237,693	7,974,971
HSBC Holdings PLC	11,210,703	127,089,824
Imperial Brands PLC	497,387	18,404,237
Informa PLC	838,668	8,409,236
InterContinental Hotels Group PLC	98,989	10,658,162
Intertek Group PLC	102,239	6,648,015
J Sainsbury PLC	1,089,753	3,321,655
JD Sports Fashion PLC	1,589,118	1,405,153
Kingfisher PLC	1,142,805	3,764,405
Land Securities Group PLC	439,129	3,129,866
Legal & General Group PLC	3,665,792	11,560,572
Lloyds Banking Group PLC	38,021,336	35,660,817
London Stock Exchange Group PLC	300,012	44,559,922
M&G PLC	1,441,111	3,712,226
Marks & Spencer Group PLC	1,298,183	5,993,512
Melrose Industries PLC	814,251	5,026,219
National Grid PLC	3,068,563	40,026,988
NatWest Group PLC	4,799,438	28,337,716
Next PLC	74,032	10,666,174
Pearson PLC	379,954	6,010,661
Phoenix Group Holdings PLC	443,566	3,292,699
Reckitt Benckiser Group PLC	430,260	29,094,371
RELX PLC	1,166,454	58,591,708
Rentokil Initial PLC	1,598,154	7,252,643
Rolls-Royce Holdings PLC(b)	5,334,600	51,848,896
Sage Group PLC	624,596	9,806,357
Schroders PLC	503,016	2,277,393
Segro PLC	809,712	7,241,926
Severn Trent PLC	170,485	5,581,302
Smith & Nephew PLC	524,146	7,370,819
Smiths Group PLC	214,072	5,371,702
Spirax Group PLC	45,748	3,687,917
SSE PLC	692,568	14,265,758
Standard Chartered PLC	1,290,018	19,143,039
Tesco PLC	4,228,149	18,190,690
Unilever PLC	1,554,264	92,738,296
United Utilities Group PLC	423,647	5,527,726
Vodafone Group PLC	12,724,356	11,956,056
Whitbread PLC	110,775	3,528,846
Wise PLC, Class A(b)	421,357	5,172,111
WPP PLC	670,475	5,094,954
		1,217,781,953
United States — 9.3%
BP PLC	10,112,054	56,743,281
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
CSL Ltd.	303,713	$ 47,801,160
CyberArk Software Ltd.(b)	29,372	9,927,736
Experian PLC	576,902	26,730,912
Ferrovial SE	297,445	13,304,036
GSK PLC	2,599,988	49,686,255
Haleon PLC	5,678,618	28,678,164
Holcim AG	326,924	35,181,319
James Hardie Industries PLC(b)	267,792	6,390,670
Monday.com Ltd.(b)	23,595	5,737,360
Nestle SA, Registered Shares	1,643,365	166,072,874
QIAGEN NV	133,931	5,320,753
Roche Holding AG	460,800	152,023,901
Sanofi SA	713,052	78,950,420
Schneider Electric SE	343,006	79,181,309
Shell PLC	3,823,227	139,166,561
Spotify Technology SA(b)	96,614	53,140,598
Stellantis NV	1,271,571	14,262,030
Swiss Re AG	189,189	32,195,971
Tenaris SA	258,639	5,061,238
		1,005,556,548
Total Common Stocks — 98.9% (Cost: $7,376,011,725)		10,669,512,775
Preferred Securities
Preferred Stocks — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG	35,359	2,667,424
Dr. Ing hc F Porsche AG(c)	70,908	3,551,272
Henkel AG & Co. KGaA	106,966	8,510,977
Porsche Automobil Holding SE	95,230	3,586,223
Sartorius AG	16,477	3,841,119
Volkswagen AG	129,340	13,197,614
		35,354,629
Total Preferred Securities — 0.3% (Cost: $44,596,828)		35,354,629
Total Long-Term Investments — 99.2% (Cost: $7,420,608,553)		10,704,867,404
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(f)(g)(h)	4,939,541	$ 4,942,011
Total Short-Term Securities — 0.1% (Cost: $4,942,470)		4,942,011
Total Investments — 99.3% (Cost: $7,425,551,023)		10,709,809,415
Other Assets Less Liabilities — 0.7%		80,739,736
Net Assets — 100.0%		$ 10,790,549,151

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 32,246,301	$ —	$ (27,303,513)(a)	$ (3,517)	$ 2,740	$ 4,942,011	4,939,541	$ 12,460 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	34,615,049	—	(34,615,049)(a)	—	—	—	—	134,269	—
				$ (3,517)	$ 2,740	$ 4,942,011		$ 146,729	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited)(continued)
March 31, 2025
iShares MSCI EAFE International Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	192	06/12/25	$ 23,102	$ (909,071)
SPI 200 Index	106	06/19/25	13,043	(117,783)
Euro Stoxx 50 Index	499	06/20/25	28,154	(918,715)
FTSE 100 Index	157	06/20/25	17,504	(75,841)
				$ (2,021,410)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 714,522,675	$ —	$ 714,522,675
Austria	3,101,613	22,179,300	—	25,280,913
Belgium	—	81,430,286	—	81,430,286
Brazil	—	3,087,591	—	3,087,591
Chile	—	5,417,367	—	5,417,367
China	3,938,476	55,167,180	—	59,105,656
Denmark	—	255,176,662	—	255,176,662
Finland	4,389,486	105,889,870	—	110,279,356
France	3,523,614	1,044,600,640	—	1,048,124,254
Germany	21,437,735	1,013,134,357	—	1,034,572,092
Hong Kong	8,927,588	186,396,039	—	195,323,627
Ireland	12,424,894	33,574,431	—	45,999,325
Israel	31,181,568	53,707,574	—	84,889,142
Italy	50,046,286	267,027,137	—	317,073,423
Japan	7,254,084	2,322,927,897	—	2,330,181,981
Jordan	—	2,618,540	—	2,618,540
Luxembourg	—	15,772,739	—	15,772,739
Macau	—	8,353,083	—	8,353,083
Netherlands	—	423,312,510	—	423,312,510
New Zealand	10,972,955	18,416,083	—	29,389,038
Norway	2,933,032	64,190,769	—	67,123,801
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
iShares MSCI EAFE International Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Poland	$ —	$ 2,125,505	$ —	$ 2,125,505
Portugal	10,476,366	4,612,103	1	15,088,470
Singapore	36,527,967	151,155,058	—	187,683,025
South Africa	—	22,339,496	—	22,339,496
South Korea	—	2,831,444	—	2,831,444
Spain	5,309,495	317,069,321	—	322,378,816
Sweden	12,720,210	330,234,761	—	342,954,971
Switzerland	31,213,257	662,525,228	—	693,738,485
United Arab Emirates	—	—	1	1
United Kingdom	11,308,939	1,206,473,014	—	1,217,781,953
United States	68,805,694	936,750,854	—	1,005,556,548
Preferred Securities
Preferred Stocks	—	35,354,629	—	35,354,629
Short-Term Securities
Money Market Funds	4,942,011	—	—	4,942,011
	$ 341,435,270	$ 10,368,374,143	$ 2	$ 10,709,809,415
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (117,783)	$ (1,903,627)	$ —	$ (2,021,410)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
FTSE	Financial Times Stock Exchange
REIT	Real Estate Investment Trust
SCA	Societe en Commandite par Actions